Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions, £ in Millions										6 Months Ended
	Jun. 18, 2025 USD ($)	Mar. 24, 2025 USD ($)	Oct. 11, 2024 USD ($)	Sep. 17, 2024 USD ($)	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Jul. 31, 2025 USD ($)
Fiscal 2026 Acquisitions
Acquisition
Cash, net of cash acquired related to acquisition										$ 114,604
Consideration payable										5
Net working capital adjustments (receivable) / payable										(124)
Purchase price consideration										114,485
Allocated to:
Current assets, excluding cash acquired										3,779
Deferred income tax asset										9,380
Other long-term assets										686
Current liabilities										(2,776)
Deferred revenue										(6,879)
Net tangible assets (liabilities) assumed										4,190
Goodwill										48,245
Fiscal 2026 Acquisitions | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired										31,000
Fiscal 2026 Acquisitions | Existing technologies
Allocated to:
Finite-lived intangible assets acquired										30,700
Fiscal 2026 Acquisitions | Trade names
Allocated to:
Finite-lived intangible assets acquired										350
3GTMS
Acquisition
Cash, net of cash acquired related to acquisition		$ 112,700								112,714
Consideration payable										5
Net working capital adjustments (receivable) / payable										(123)
Purchase price consideration										112,596
Allocated to:
Current assets, excluding cash acquired										3,773
Deferred income tax asset										9,380
Other long-term assets										686
Current liabilities										(2,727)
Deferred revenue										(6,811)
Net tangible assets (liabilities) assumed										4,301
Goodwill										48,245
3GTMS | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired										29,000
3GTMS | Existing technologies
Allocated to:
Finite-lived intangible assets acquired										30,700
3GTMS | Trade names
Allocated to:
Finite-lived intangible assets acquired										350
PackageRoute
Acquisition
Cash, net of cash acquired related to acquisition	$ 1,900									1,890
Net working capital adjustments (receivable) / payable										(1)
Purchase price consideration										1,889
Allocated to:
Current assets, excluding cash acquired										6
Current liabilities										(49)
Deferred revenue										(68)
Net tangible assets (liabilities) assumed										(111)
PackageRoute | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired										$ 2,000
OCR
Acquisition
Cash, net of cash acquired related to acquisition									$ 82,800
ASD
Acquisition
Cash, net of cash acquired related to acquisition							$ 62,500	€ 58.7
BoxTop
Acquisition
Cash, net of cash acquired related to acquisition					$ 12,100	£ 9.5
MCP
Acquisition
Cash, net of cash acquired related to acquisition				$ 22,500
Sellercloud
Acquisition
Cash, net of cash acquired related to acquisition			$ 110,200